Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum charter hire receipts (Table)
Year ending December 31,	Amount
2025	$386,672
2026	327,148
2027	281,845
2028	273,809
2029	254,578
Thereafter	618,311
Total	$2,142,363

Commitments and Contingencies - Commitments for the acquisition of vessel owning companies from a related party and vessels under construction (Table)

Year ending December 31,	Vessels’ acquisitions	Vessels under construction	Total
2025	$—	$231,389	$231,389
2026	486,000	725,829	1,211,829
2027	—	479,307	479,307
Total	$486,000	$1,436,525	$1,922,525

Commitments and Contingencies - Supervision services commitments (Table)
Year ending December 31,	Amount
2025	$2,600
2026	2,067
2027	1,500
Total	$6,167